Segment information - Additional information (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Segment information
Property, plant and equipment	€ 16,411	€ 16,590
Right-of-use assets.	20,558	22,120
United States
Segment information
Property, plant and equipment	460	516
Right-of-use assets.	€ 449	€ 709